NON-CONTROLLING INTERESTS (Details - GP REU distributions and summary) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interests [member]
Disclosure of dividends [line items]
Distributions, Dollar	$ 278	$ 256
Disclosure of summary financial information [line items]
Revenues	2,625	2,452	$ 1,628
Comprehensive income	1,401	1,369	$ 5
Net (loss) income attributable to:
Property, plant and equipment, at fair value	27,096	25,257
Assets	30,904	27,737
Liabilities	$ 16,622	$ 15,065
Non-controlling interests [member] | BRELP
Disclosure of dividends [line items]
Distributions, per share	$ 0.4225
Incentive Distribution, Percent	25.00%
Non-controlling interests [member] | LP Units
Carrying value of:
Common units outstanding	180,400,000	166,800,000
Weighted average number of units	173,500,000	156,400,000	143,300,000
Non-controlling interests [member] | LP Units | BRELP
Disclosure of dividends [line items]
Distributions, per share	$ 0.375
Incentive Distribution, Percent	15.00%
Non-controlling interests [member] | Redeemable/Exchangeable partnership units
Carrying value of:
Common units outstanding	129,658,623	129,658,623
Weighted average number of units	129,700,000	129,700,000	129,700,000
Non-controlling interests [member] | Redeemable/Exchangeable partnership units | Brookfield Renewable
Disclosure of dividends [line items]
Owership percentage	100.00%
Non-controlling interests [member] | GP interests
Disclosure of dividends [line items]
Distributions, Dollar	$ 35	$ 24
Carrying value of:
Common units outstanding	2,651,506	2,651,506
Weighted average number of units	2,700,000	2,700,000	2,700,000
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of summary financial information [line items]
Net (loss) income			$ 0
Net (loss) income attributable to:
Non-controlling interests	$ (1)	$ 0	0
Carrying value of:
Non controlling Interests	$ 58	55
General partnership interest in a holding subsidiary held by Brookfield | BRELP
Disclosure of dividends [line items]
Owership percentage	1.00%
General partnership interest in a holding subsidiary held by Brookfield | GP interests
Disclosure of dividends [line items]
Distributions, Dollar	$ 5	5
Incentive Distribution | GP interests
Disclosure of dividends [line items]
Distributions, Dollar	30	19
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of summary financial information [line items]
Net (loss) income	(23)	(29)	1
Net (loss) income attributable to:
Non-controlling interests	(23)	(29)	$ 1
Carrying value of:
Non controlling Interests	2,843	2,680
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield | Redeemable/Exchangeable partnership units
Disclosure of dividends [line items]
Distributions, Dollar	$ 243	$ 232